Intangible assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		$ 25,603	$ 27,570	$ 27,570
Costs		70,361	58,432	52,672
Accumulated amortization		(42,577)	(32,829)	(25,102)
Additions		27,784	3,722
Impairment			(184)
Disposals		(219)	(61)
Deconsolidation		(3,281)
Currency translation adjustment		5,777	(80,004)
Amortization charges	[1]	(4,661)	(4,640)
Assets incorporated by business combination		57
Balance at the end		27,784	25,603	27,570
Net book amount		27,784
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		6,560	6,929
Costs		5,643	6,560	6,929
Accumulated amortization
Additions
Impairment			(184)
Disposals
Deconsolidation		(3,259)
Currency translation adjustment		2,342	(185)
Amortization charges	[1]
Assets incorporated by business combination
Balance at the end		5,643	6,560	6,929
Net book amount		5,643
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		6,517	6,842
Costs		8,421	7,063	7,265
Accumulated amortization		(793)	(546)	(423)
Additions
Impairment
Disposals
Deconsolidation
Currency translation adjustment		1,233	(20,002)
Amortization charges	[1]	(122)	(123)
Assets incorporated by business combination
Balance at the end		7,628	6,517	6,842
Net book amount		7,628
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		2,302	2,616	2,616
Costs		11,289	9,467	9,719
Accumulated amortization		(8,869)	(7,165)	(7,103)
Additions
Impairment
Disposals
Deconsolidation
Currency translation adjustment		397	(98)
Amortization charges	[1]	(279)	(216)
Assets incorporated by business combination
Balance at the end		2,420	2,302	2,616
Net book amount		2,420
Customer Relations [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		3,151	5,117	5,117
Costs		23,731	20,279	15,397
Accumulated amortization		(21,256)	(17,128)	(10,280)
Additions			16
Impairment
Disposals		(18)
Deconsolidation
Currency translation adjustment		432	(312)
Amortization charges	[1]	(1,128)	(1,670)
Assets incorporated by business combination		38
Balance at the end		2,475	3,151	5,117
Net book amount		2,475
Information Systems And Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		3,814	370,005	3,705
Costs		7,914	6,452	6,935
Accumulated amortization		(3,691)	(2,638)	(3,230)
Additions		1,543	1,516
Impairment
Disposals		(137)	(61)
Deconsolidation		(22)
Currency translation adjustment		682	(57)
Amortization charges	[1]	(1,676)	(1,289)
Assets incorporated by business combination		19
Balance at the end		4,223	3,814	370,005
Net book amount		4,223
Contracts And Others [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		3,259	2,361	2,361
Costs		13,363	8,611	6,427
Accumulated amortization		(7,968)	(5,352)	(4,066)
Additions		2,965	2,190
Impairment
Disposals		(64)
Deconsolidation
Currency translation adjustment		691	50
Amortization charges	[1]	(1,456)	(1,342)
Assets incorporated by business combination
Balance at the end		5,395	$ 3,259	$ 2,361
Net book amount		$ 5,395

[1]	Amortization charge was recognized in the amount of Ps. 352 and Ps. 1.052 under "Costs", in the amount of Ps. 1,636 and Ps. 1,349 under "General and administrative expenses" and Ps. 2,700 and Ps. 2,238 under "Selling expenses" as of June 30, 2020 and 2019, respectively in the Statements of Income (Note 24).